Information by segments - Capital expenditures by segments (Details) - Operating segments [member] - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Investment property	$ 11,116,861	$ 13,979,141	$ 8,460,426
Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	5,032,317	4,012,659	3,302,929
Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	5,994,462	9,798,193	5,051,828
Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	90,082	168,289	105,669
Exploration and Production [Member]
Disclosure of operating segments [line items]
Investment property	8,902,064	11,975,162	7,180,187
Exploration and Production [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	2,866,600	2,151,194	2,071,604
Exploration and Production [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	5,994,462	9,798,193	5,051,828
Exploration and Production [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	41,002	25,775	56,755
Refining and petrochemicals [Member]
Disclosure of operating segments [line items]
Investment property	1,337,952	518,081	722,450
Refining and petrochemicals [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	1,329,181	497,512	702,247
Refining and petrochemicals [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Refining and petrochemicals [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	8,771	20,569	20,203
Transport and logistics [Member]
Disclosure of operating segments [line items]
Investment property	876,845	1,485,898	557,789
Transport and logistics [Member] | Property, plant and equipments [Member]
Disclosure of operating segments [line items]
Investment property	836,536	1,363,953	529,078
Transport and logistics [Member] | Natural and environmental resources [Member]
Disclosure of operating segments [line items]
Investment property	0	0	0
Transport and logistics [Member] | Intangibles [Member]
Disclosure of operating segments [line items]
Investment property	$ 40,309	$ 121,945	$ 28,711